Adoption of IFRS 16 Leases - Summary Reconciliation of Differences Between Operating Lease Commitments Disclosed Under Prior Standard and Additional Lease Liabilities Recognised on Balance Sheet (Detail) - USD ($)
$ in Millions
	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018
Presentation Of Leases For Lessee [Abstract]
Undiscounted future minimum lease payments under operating leases at December 31, 2018			$ 24,219
Impact of discounting	$ (5,167)
Leases not yet commenced at January 1, 2019	(2,586)
Short-term leases		$ (277)
Long-term leases expiring before December 31, 2019		$ (192)
Other reconciling items (net)	40
Additional lease liability at January 1, 2019	16,037
Finance lease liability at December 31, 2018			$ 14,026
Total lease liability at January 1, 2019	$ 30,063